Variable Interest Entities -- Revolving Conduit Facilities Table (Details) (10-Q) - USD ($)					1 Months Ended
	Jun. 18, 2031	Feb. 20, 2029	Mar. 20, 2028	Mar. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Jan. 30, 2018	Jan. 21, 2018	Jan. 21, 2017	Sep. 30, 2016	Jul. 28, 2016	Jul. 27, 2016	Jul. 25, 2016	Jul. 19, 2016	Jun. 30, 2016	Jun. 07, 2016	May 17, 2016	Mar. 23, 2016	Mar. 21, 2016	Feb. 24, 2016	Feb. 10, 2016	Jan. 21, 2016	Dec. 31, 2015	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 21, 2015	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Sep. 27, 2013
Line of Credit Facility [Line Items]
Maximum borrowing capacity										$ 10,000,000													$ 10,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										4,600,000,000
Amount outstanding under securitization transaction										0
OMFIT 2016-3 Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																$ 397,000,000
Principal balance, private securitization transaction																$ 350,000,000
OMFIT 2016-3 Securitization [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term	59 months
OMFIT 2016-1 Class C & D Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																					$ 570,000,000
Principal balance, private securitization transaction																					86,000,000
OMFIT 2016-1 Class C & D Securitization [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term		34 months
OMFIT 2016-2 Class C & D Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																		$ 10,000,000
OMFIT 2016-2 Class C & D Securitization [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term			23 months
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue Funding LLC 2015 [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																												$ 250,000,000,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																									$ 100,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																							0
Principal balance, private securitization transaction																																$ 350,000,000,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																							250,000,000			$ 250,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																							400,000,000	$ 200,000,000		200,000,000
Principal balance, private securitization transaction																														$ 400,000,000,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																											$ 100,000,000
Principal balance, private securitization transaction																															$ 350,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Second Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction																							$ 250,000,000			$ 250,000,000
Principal balance, private securitization transaction																													$ 250,000,000,000,000
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue Funding LLC 2015 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term				12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term						36 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term					12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable, term							36 months
Asset-backed Securities [Member] | Scenario, Previously Reported [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																						$ 350,000,000,000,000
Asset-backed Securities [Member] | Scenario, Previously Reported [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																						400,000,000,000,000
Asset-backed Securities [Member] | Scenario, Adjustment [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																						850,000,000,000,000
Asset-backed Securities [Member] | Scenario, Adjustment [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																						$ 100,000,000,000,000
Asset-backed Securities [Member] | Consumer Loan [Member] | Scenario, Previously Reported [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																				$ 300,000,000,000,000
Asset-backed Securities [Member] | Consumer Loan [Member] | Scenario, Adjustment [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																				$ 250,000,000,000,000
OneMain Financial B5 Warehouse Trust [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										550,000,000									$ 550,000,000,000,000
Amount outstanding under securitization transaction										0
OneMain Financial B5 Warehouse Trust [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit facility, remaining borrowing capacity, reduction								$ 100,000,000,000,000	$ 100,000,000,000,000
OneMain Financial B6 Warehouse Trust [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										600,000,000	$ 600,000,000,000,000	$ 750,000,000,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										300,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										250,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										850,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										250,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										100,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										350,000,000
Amount outstanding under securitization transaction										0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Second Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										250,000,000
Amount outstanding under securitization transaction										0
OneMain Financial B3 Warehouse Trust [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										350,000,000
Amount outstanding under securitization transaction										0
OneMain Financial B4 Warehouse Trust [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity										750,000,000
Amount outstanding under securitization transaction										$ 0
Sale of OMFIT 2016-2 Class C Notes [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction													$ 83,000,000
ODART 2016-1 Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Amount outstanding under securitization transaction															$ 754,000,000
Principal balance, private securitization transaction														$ 754,000,000
OMFIT 2016-1 Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																	$ 45,000,000				500,000,000
OMFIT 2016-2 Securitization [Member] [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																		$ 890,000,000
OMFIT 2016-1 Class A & B Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Principal balance, private securitization transaction																					$ 414,000,000